Impairment and Other Charges (Details) - Heliogen, Inc. [Member] - USD ($)			3 Months Ended				6 Months Ended		12 Months Ended
		May 23, 2021	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Impairment and Other Charges [Line Items]
Operating lease right-of-use assets									$ 1,352,000
Impairments							$ 861,000	$ 3,354,000	4,706,000	7,774,000
Severance costs							100	300,000	2,018,000	1,160,000
Manufacturing facility closing costs							200,000		300,000
Total impairment and other charges			$ 94,000	$ 4,128,000			1,249,000	$ 4,160,000	7,024,000	8,934,000
Payroll and other employee benefits			541,000				541,000		1,431,000
Property, plant and equipment									3,354,000
Goodwill						$ 1,000,000				1,008,000
Collaboration Warrants
Impairment and Other Charges [Line Items]
Prepaid and other current assets					$ 1,600,000					1,600,000
Collaboration warrants, non-current					3,700,000					3,700,000
Office Space in Pasadena, California [Member]
Impairment and Other Charges [Line Items]
Operating lease right-of-use assets		$ 900,000					900,000
Impairments							3,400,000
Texas Steam Plant Lease
Impairment and Other Charges [Line Items]
Operating lease right-of-use assets									500,000
Cloud computing arrangements [Member]
Impairment and Other Charges [Line Items]
Total impairment and other charges	[1]									1,484,000
Impairment, long-lived asset, held-for-use					1,500,000
Collaboration Warrants
Impairment and Other Charges [Line Items]
Total impairment and other charges	[2]									$ 5,282,000
Impairment, long-lived asset, held-for-use					$ 5,300,000
Employee Severance [Member]
Impairment and Other Charges [Line Items]
Severance costs							600,000
Payroll and other employee benefits			$ 200,000				200,000
Facility Closing
Impairment and Other Charges [Line Items]
Severance costs									600,000
Manufacturing facility closing costs							100,000		300,000
Total impairment and other charges							$ 5,200,000		5,100,000
Restructuring reserve									300,000
Property, plant and equipment				$ 3,400,000
Facility Closing | Manufacturing space in Long Beach, California
Impairment and Other Charges [Line Items]
Operating lease right-of-use assets									800,000
Workforce Reductions
Impairment and Other Charges [Line Items]
Severance costs									$ 1,400,000

[1]	Prior to the impairment, cloud computing arrangements were included in other long-term assets on our consolidated balance sheets.
[2]	Prior to the impairment, Collaboration Warrants of $1.6 million was included in prepaid and other current assets and $3.7 million was included in Collaboration Warrants, non-current on our consolidated balance sheets.